Sales - Trade receivables - Allowances reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Change in IFRS 9 provision	€ (2)	€ (3)